Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	FORD MOTOR COMPANY
Entity Central Index Key	0000037996
Amendment Flag	false
EBP 010
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Tax Identification Number	38-0549190
Amendment Flag	false